General and administrative expense - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Detailed Information AboutGeneral and Administrative Expenses [Line Items]
Share-based payment expenses	€ 58,145	€ 202,201	€ 4,650
General and administrative expenses
Disclosure of Detailed Information AboutGeneral and Administrative Expenses [Line Items]
Share-based payment expenses	41,230	89,636	2,450
General and administrative expenses | First And Second Special Fees Agreement
Disclosure of Detailed Information AboutGeneral and Administrative Expenses [Line Items]
Share-based payment expenses	26,869	89,636	2,450
Management Incentive Plan | General and administrative expenses
Disclosure of Detailed Information AboutGeneral and Administrative Expenses [Line Items]
Share-based payment expenses	€ 14,361	€ 0	€ 0